Label	Element	Value
Columbia U.S. ESG Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia U.S. ESG Equity Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® U.S. ESG Equity Income  Index (the Index).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions, to financial intermediaries, which are not reflected in the table and example below. If such expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■
you invest $10,000 in the Fund for the periods indicated,
■
your investment has a 5% return each year, and
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the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses an indexing investment approach that seeks to replicate the performance of the Index.
The Fund invests at least 80% of its assets in the component securities of the Index.
The Index was developed and is owned by Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index which includes common stocks was designed to provide exposure to U.S. large- and mid-cap companies (excluding real estate investment trusts (REITs)) that Columbia Management believes offer total return opportunity, while incorporating Columbia Management proprietary Environmental, Social and
Governance (ESG) Materiality Ratings (the ESGM Ratings). These companies had market capitalizations between $7.1 billion and $552.4 billion at January 31, 2024. The market capitalization range of companies in the Index and therefore the Fund are subject to change.
The Index is comprised of a subset of 100 companies within the MSCI USA Index, a third-party index owned by MSCI Inc. Starting with the MSCI USA Index, the Index screens to exclude REITs from the Index, screens to include in the Index only companies that have a forward annualized dividend yield of greater than or equal to 1%, and screens to include in the Index only companies that have an ESGM Rating of a 1 or 2, as further described below. The Index also applies screens to exclude companies operating in certain industries or that breach certain international standards and principles (as described below). The resulting companies are then scored on a sector relative basis through the application of a systematic, rules-based methodology that focuses on forward dividend yield, dividend growth, and cash-based dividend coverage ratio factors. The top 100 highest-scoring securities are then included in the Index, which is market capitalization weighted.
A company’s recognition and management of its material ESG exposures and related disclosures can provide an additional lens through which to understand the quality, leadership, strategic focus, risk management and operational standards of the company. In assessing what the material ESG exposures are for a company, Columbia Management, through the ESGM Ratings system, draws on the Sustainability Accounting Standards Board (SASB) materiality framework. The ESGM Ratings system seeks to identify and assess potential material ESG factors, essentially material risk and opportunity exposures, in companies. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance should be well-positioned to build competitive advantage and sustain their long-term future.
The ESGM Ratings provide subjective (based on Columbia Management’s opinion) indicators into how effectively a company appears to be managing its material ESG risks and opportunities, expressed as a numerical ESGM Rating of a company from 1 to 5. A company determined to have an ESGM Rating of 1 reflects Columbia Management’s then-current subjective assessment that the company is managing its material ESG risks and opportunities with low risk exposure. Conversely, a company determined to have an ESGM Rating of 5 reflects Columbia Management’s then-current subjective assessment that the company is managing its material ESG risks and opportunities with high risk exposure. Companies in the MSCI USA Index that do not report or publish the necessary data to calculate an ESGM Rating will not receive an ESGM Rating by Columbia Management and, being unrated, are not eligible for inclusion in the Index.
At Index reconstitution, a company must have an ESGM Rating of 1 or 2 to be eligible for inclusion in the Index. A company’s ESGM Rating may change, including to be downgraded, after Index reconstitution. If a company is subsequently rated a 3, 4 or 5, it will not be removed from the Index until the next reconstitution.
The Index initially and at reconstitution excludes issuers failing certain criteria with respect to the production, sale or distribution of conventional weapons, controversial weapons and nuclear weapons, tobacco production, thermal coal mining and power generation, and international standards and principles (companies potentially in breach of the United Nations (UN) Global Compact, the International Labour Organization Labour Standards, and the UN Guiding Principles on Business and Human Rights). Certain of these exclusions are based on revenue derived by an issuer above certain thresholds from sectors or activities. For purposes of excluding companies based on breaches of international standards and principles, companies may be assessed as suitable for inclusion in the Index if, in the opinion of Columbia Management, there are tangible mitigating factors for the company to be held. The exclusions are applied at Index reconstitution, which means that a company will not be removed from the Index between reconstitutions even if it meets the thresholds for exclusion from the Index.
The Index is reconstituted and rebalanced on a quarterly basis in March, June, September, and December.
The Fund uses a replication strategy to track the performance of the Index, whereby the Fund invests in or has investment exposure to substantially all of the component securities of the Index in approximately the same proportions as in the Index. However, under various circumstances, including circumstances under which it may not be possible or practicable to purchase all of the securities in the Index, or in the same weightings, the Fund may purchase or have investment exposure to a sample of the securities in the Index in proportions expected to replicate generally the performance of the Index as a whole. There may also be instances in which the Fund may overweight (or underweight) an Index holding, purchase (or sell) instruments not in the Index as a substitute for one or more securities in the Index or utilize various combinations of other available investment techniques in seeking to replicate the performance of the Index. The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the starting universe index by MSCI or the Index by Columbia Management.
The Fund is passively managed and pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
The methodology developed by Columbia Management to select Index holdings and weightings does not set limits on sector or industry exposures (other than the exclusions described above). To the extent the Index is concentrated in a particular industry or group of industries, the Fund will be concentrated in that industry or group of industries.
The Fund reserves the right to substitute a different index for the Index without the approval of the Fund’s shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The Fund’s performance prior to October 14, 2022, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective October 14, 2022 had been in place for the prior periods, results shown may have been different.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.426.3750
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com/etfs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2020 19.27% Worst 1st Quarter 2020 -31.73%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Combined Former Index and Current Index (the Combined Index) 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s Current Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through December 31, 2023. The Combined Index 1 Year performance represents the Fund’s Current Index performance.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Columbia U.S. ESG Equity Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Columbia U.S. ESG Equity Income ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Columbia U.S. ESG Equity Income ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, the Fund could possibly face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

Columbia U.S. ESG Equity Income ETF | Changing Distribution Level Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Columbia U.S. ESG Equity Income ETF | Correlation Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Correlation/Tracking Error Risk. The Fund’s value will generally decline when the performance of the securities within the Index declines. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. In addition, the Fund bears management and other expenses and transaction costs in trading securities or other instruments, which the Index does not bear. The Fund, unlike the Index, is subject to regulatory requirements that can limit the Fund’s investments relative to what the Index can hold. Accordingly, the Fund’s performance will likely fail to match the performance of the Index, after taking expenses into account, as well as regulatory limitations. It is not possible to invest directly in an index.

Columbia U.S. ESG Equity Income ETF | Early Late Close Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Early/Late Close/Trading Halt Risk.  An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities. In these circumstances, the Fund may be unable to reconstitute its portfolio, may be unable to accurately price its investments, may incur substantial trading losses and/or may be prevented from sufficiently tracking the performance of the Index.

Columbia U.S. ESG Equity Income ETF | Environmental Social and Governance Investment Research Tools Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Environmental, Social and Governance Investment Research Tools Risk. The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment Manager’s opinion) research tools incorporated into the Index constituent selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ and such data may be based on proprietary research, based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors. Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies in the Index’s starting universe, and such companies are then ineligible for inclusion in the Index.

Columbia U.S. ESG Equity Income ETF | Fund Shares Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fund Shares Liquidity Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for creation units. Accordingly, if such parties determine not to perform their respective functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in Fund shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

Columbia U.S. ESG Equity Income ETF | Index Methodology and Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index Methodology and Provider Risk. The Fund seeks performance that corresponds to the performance of the Index. There is no guarantee or assurance that the Index will achieve high, or even positive, returns. The Index may underperform more traditional indices. In turn, the Fund could lose value while other indices or measures of market performance increase in value or performance. In addition, the Fund may be subject to the risk that the Index Provider may commit errors in Index computation, construction and reconstitution, despite any of the Index Provider’s procedures designed to prevent such occurrences and due diligence conducted by the Investment Manager. Errors may result in a negative performance impact to the Fund and its shareholders. The Index is owned and/or was developed by Columbia Management.

Columbia U.S. ESG Equity Income ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other ETFs.
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Mid-Cap Stock Risk. Investments in mid-capitalization companies (mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and may be less liquid than the securities of larger companies.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Columbia U.S. ESG Equity Income ETF | Market Price Relative to NAV Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Price Relative to NAV Risk. Shares of the Fund may trade at prices that vary from Fund NAV. Shares of the Fund are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs. The Investment Manager cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this regard, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, as examples, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions, may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in the Fund.

Columbia U.S. ESG Equity Income ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other ETFs.

Columbia U.S. ESG Equity Income ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the portfolio managers to be representative of, the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued.

Columbia U.S. ESG Equity Income ETF | Secondary Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Secondary Market Trading Risk. Investors buying or selling Fund shares will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares.

Columbia U.S. ESG Equity Income ETF | Columbia U.S. ESG Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.35%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.35%
1 year	rr_ExpenseExampleYear01	$ 36
3 years	rr_ExpenseExampleYear03	113
5 years	rr_ExpenseExampleYear05	197
10 years	rr_ExpenseExampleYear10	443
1 year	rr_ExpenseExampleNoRedemptionYear01	36
3 years	rr_ExpenseExampleNoRedemptionYear03	113
5 years	rr_ExpenseExampleNoRedemptionYear05	197
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 443
2017	rr_AnnualReturn2017	19.67%
2018	rr_AnnualReturn2018	(11.41%)
2019	rr_AnnualReturn2019	30.52%
2020	rr_AnnualReturn2020	0.67%
2021	rr_AnnualReturn2021	30.91%
2022	rr_AnnualReturn2022	0.59%
2023	rr_AnnualReturn2023	11.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.73%)
1 Year	rr_AverageAnnualReturnYear01	11.86%
5 Years	rr_AverageAnnualReturnYear05	14.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2016
Columbia U.S. ESG Equity Income ETF | returns after taxes on distributions | Columbia U.S. ESG Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.17%
5 Years	rr_AverageAnnualReturnYear05	13.30%
Life of Fund	rr_AverageAnnualReturnSinceInception	10.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2016
Columbia U.S. ESG Equity Income ETF | returns after taxes on distributions and sale of Fund shares | Columbia U.S. ESG Equity Income ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.44%
5 Years	rr_AverageAnnualReturnYear05	11.14%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2016
Columbia U.S. ESG Equity Income ETF | Beta Advantage® U.S. ESG Equity Income Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05
Life of Fund	rr_AverageAnnualReturnSinceInception	19.68%	[2]
Columbia U.S. ESG Equity Income ETF | MSCI USA Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	10.58%
Life of Fund	rr_AverageAnnualReturnSinceInception	9.33%
Columbia U.S. ESG Equity Income ETF | Combined Former Index and Current Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.30%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.60%	[3]
Life of Fund	rr_AverageAnnualReturnSinceInception	12.34%	[3]

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[2]	The Life of Fund Index performance is for the period from October 14, 2022 through December 31, 2023.
[3]	The Combined Former Index and Current Index (the Combined Index) 5 Years and Life of Fund performance represents the Fund’s Former Index (Beta Advantage® Sustainable U.S. Equity Income 100 Index) performance for the period from June 13, 2016 to October 14, 2022 and the Fund’s Current Index (Beta Advantage® U.S. ESG Equity Income Index) performance for the period from October 14, 2022 through December 31, 2023. The Combined Index 1 Year performance represents the Fund’s Current Index performance.